Pension commitments, Major Categories of Plan Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018
Major categories of plan assets [Abstract]
Equity instruments		$ 45.3	$ 51.5
Debt instruments		55.6	42.5
Real estate		3.1	2.1
Cash and cash equivalents		1.7	2.3
Re-insurance contracts with guaranteed interest rates	[1]	5.6	5.5
Other		8.8	6.9
Total		$ 120.1	110.8
Interest rate for majority re-insurance contracts		4.00%
Bottom of Range [Member]
Major categories of plan assets [Abstract]
Interest rate for remaining re-insurance contracts		2.75%
Top of Range [Member]
Major categories of plan assets [Abstract]
Interest rate for remaining re-insurance contracts		3.25%
Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		$ 39.8	42.3
Debt instruments		46.6	34.3
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	5.6	5.5
Other		0.0	0.0
Total		92.0	82.1
Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		5.5	9.2
Debt instruments		9.0	8.2
Real estate		3.1	2.1
Cash and cash equivalents		1.7	2.3
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		8.8	6.9
Total		28.1	28.7
Quoted [Member]
Major categories of plan assets [Abstract]
Equity instruments		39.8	49.9
Debt instruments		49.6	37.4
Real estate		0.0	2.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		89.4	89.3
Quoted [Member] | Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		39.8	42.3
Debt instruments		46.6	34.3
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		86.4	76.6
Quoted [Member] | Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		0.0	7.6
Debt instruments		3.0	3.1
Real estate		0.0	2.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		3.0	12.7
Unquoted [Member]
Major categories of plan assets [Abstract]
Equity instruments		5.5	1.6
Debt instruments		6.0	5.1
Real estate		3.1	0.1
Cash and cash equivalents		1.7	2.3
Re-insurance contracts with guaranteed interest rates	[1]	5.6	5.5
Other		8.8	6.9
Total		30.7	21.5
Unquoted [Member] | Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		0.0	0.0
Debt instruments		0.0	0.0
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	5.6	5.5
Other		0.0	0.0
Total		5.6	5.5
Unquoted [Member] | Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		5.5	1.6
Debt instruments		6.0	5.1
Real estate		3.1	0.1
Cash and cash equivalents		1.7	2.3
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		8.8	6.9
Total		$ 25.1	$ 16.0

[1]	The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.